RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Schedule of transactions with related parties

	December 31,
	2022	2021
ASSETS FROM RELATED PARTIES

NON-CURRENT ASSETS:
Advances for property, plant and equipment
Sistema's subsidiaries	1,211	1,347
Other related parties	11	34
Right-of-use assets, Gross Book Value
Sistema's subsidiaries	3,832	4,432
Other related parties	101	111
Right-of-use assets, Accumulated Depreciation
Sistema's subsidiaries	(1,017)	(1,586)
Other related parties	(48)	(46)
Other investments
Sistema's subsidiaries	3,211	117
The Group’s associates	2,035	625
Other related parties	3	2
Accounts receivable, related parties
Sistema's subsidiaries	1,290	5,000
Key management personnel of the Group, its parent and shareholders	477	—
Bank deposits and loans to customers
Sistema's subsidiarie	693	1,179
Sistema's associates	283	2,587
Other assets
Key management personnel of the Group, its parent and shareholders	355	—
Total non-current assets	12,437	13,802

CURRENT ASSETS:
Accounts receivable, related parties
Sistema's subsidiaries	1,502	1,255
The Group’s associates	823	911
Other related parties	318	121
Bank deposits and loans to customers
Sistema's subsidiaries	5,550	820
Key management personnel of the Group, its parent and shareholders	341	87
Sistema's associates	287	2,078
Short-term investments
Sistema's subsidiaries	4,125	2,377
Sistema, parent company	2,156	1,443
Cash and cash equivalents
Sistema's subsidiaries	520	1,311
Other financial assets
Sistema, parent company	2,010	1,829
Sistema's subsidiaries	509	300
Other related parties	109	109
Other assets
Key management personnel of the Group, its parent and shareholders	1,402	—
Sistema's subsidiaries	1,026	1,059
Other related parties	585	83
Total current assets	22,054	13,783
TOTAL ASSETS FROM RELATED PARTIES	34,491	27,585

LIABILITIES TO RELATED PARTIES
NON-CURRENT LIABILITIES:
Borrowings
The Group’s associates	2,745	—
Lease obligations
Sistema's subsidiaries	3,103	3,968
Other related parties	49	70
Bank deposits and liabilities
Key management personnel of the Group, its parent and shareholders	2,920	1,433
Other financial liabilities
The Group’s associates	2,081	—
Total non-current liabilities	10,898	5,471

CURRENT LIABILITIES:
Accounts payable, related parties
Sistema's subsidiaries	658	2,756
Sistema's associates	523	632
The Group’s associates	270	711
Other related parties	—	8
Borrowings
The Group’s associates	454	2,129
Other related parties	12	11
Lease obligations
Sistema's subsidiaries	487	551
Other related parties	10	13
Bank deposits and liabilities
Key management personnel of the Group, its parent and shareholders	38,276	32,886
Sistema's subsidiaries	26,426	22,312
Sistema's associates	5,797	9,163
Sistema, parent company	946	2,042
Other related parties	470	376
Total current liabilities	74,329	73,590
TOTAL LIABILITIES TO RELATED PARTIES	85,227	79,061

Schedule of revenue and operating transactions with related parties

	2022	2021	2020
Revenue
Sistema's subsidiaries	5,252	4,294	4,371
Sistema's associates	1,013	752	615
The Group's associates	289	622	418
Other related parties	418	691	428
TOTAL REVENUE	6,972	6,359	5,832

Cost of services
Sistema's subsidiaries	4,182	2,143	599
Key management personnel of the Group, its parent and shareholders	1,719	1,476	1,830
Sistema, parent company	571	233	141
Other related parties	666	454	272

Selling, general and administrative expenses
Key management personnel of the Group, its parent and shareholders	5,079	4,256	2,003
Other related parties	864	812	691

Other operating income / (expense)
Sistema's subsidiaries	74	2,831	2,160
Other related parties	(1)	59	(13)
OPERATING PROFIT / (LOSS)	(6,036)	(125)	2,443

Finance income / (loss)
Sistema's subsidiaries	852	935	1,492
Other related parties	(81)	(28)	239

Other non-operating income / (expense)
The Group's associates	(221)	—	(278)
Other related parties	(116)	41	—
PROFIT BEFORE TAX	(5,602)	823	3,896

Schedule of finance income from related parties

	2021	2021	2020
Sistema's subsidiaries	15,061	10,330	3,324
Sistema's associates	270	2,530	6,299
Other related parties	87	122	239
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	15,418	12,982	9,862

Schedule of contingent liabilities loan and undrawn credit lines

	December 31,
	2022	2021

Sistema's subsidiaries	188	634
Other related parties	41	64
Total contingent liabilities on loans and undrawn credit lines	229	698

Schedule of guarantee and similar commitments

	2022	2021	2020

Sistema's subsidiaries	658	14	344
Other related parties	976	1,077	679

Total guarantees and similar commitments	1,634	1,091	1,023